Acquisitions (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013 FNB	Dec. 31, 2012 Plains Capital	Dec. 31, 2012 Plains Capital	Dec. 31, 2011 Plains Capital	Nov. 30, 2012 Plains Capital	Nov. 30, 2012 Plains Capital PCI loans	Nov. 30, 2012 Plains Capital Loans, excluding PCI Loans	Sep. 13, 2013 Bank FNB	Sep. 13, 2013 Bank FNB PCI loans	Sep. 13, 2013 Bank FNB Loans, excluding PCI Loans
Acquisitions
Contractually required principal and interest payments						$ 252,818	$ 3,498,554		$ 1,533,667	$ 466,754
Nonaccretable difference						61,527			542,241
Cash flows expected to be collected						191,291			991,426
Accretable difference						18,427			168,595
Contractual cash flows not expected to be collected							92,526			43,783
Total loans					3,195,309	172,864	3,022,445	1,159,467	822,831	336,636
Financial information
Net interest income	32,000	24,029
Other revenues	20,400	70,085
Net income	18,500	8,361
Pro Forma Results of Operations
Net interest income			221,635	225,436
Other revenues			901,347	616,582
Net income			$ 75,138	$ 63,067